VictoryShares Core Plus Intermediate Bond ETF Investment Strategy - VictoryShares Core Plus Intermediate Bond ETF	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its assets in debt securities and in derivatives and other instruments that have economic characteristics similar to such securities. The effective duration of the Fund is generally within two years of that of the Bloomberg U.S. Aggregate Index. The debt securities in which the Fund may invest include government obligations (including U.S., state, and local governments, their agencies and instrumentalities); mortgage- and asset-backed securities (including collateralized debt obligations and collateralized mortgage obligations); corporate debt securities; repurchase agreements; and other securities believed to have debt-like characteristics.Up to 65% of the Fund’s assets may be invested in corporate bonds. The Fund will invest primarily in investment-grade securities, but may invest up to 20% of its net assets in below-investment-grade securities, which are sometimes referred to as high-yield or “junk” bonds. The Fund may invest up to 20% of its net assets in U.S. dollar-denominated obligations of foreign and emerging market governments, corporations, and banks (i.e., Yankee Bonds). The Fund also may invest in securities not considered foreign securities that carry foreign credit exposure (e.g., any debt of a foreign company issued in U.S. dollars).The Adviser uses a proprietary credit rating methodology in selecting investments for the Fund.The Adviser’s credit rating methodology includes, in addition to the portfolio management team’s insights and experience, a number of proprietary credit rating models specific to asset class and industry categories. The Adviser uses these models to assess the credit risk of prospective securities for inclusion in the portfolio. The result of the credit assessment is the assignment of an internal credit rating. The same credit rating methodology is used both in initiating the prospective security’s internal credit rating and in the regular and periodic reviews conducted while the security is held.In applying its investment process, the Fund may also engage in relative value trading, a strategy in which the Fund reallocates assets across different asset classes, sectors, rating categories, structural characteristics, and issuers. Relative value trading is designed to take advantage of what the Adviser believes to be mispricing in the market and is intended to enhance the Fund’s returns, though it may increase the Fund’s portfolio turnover rate.The Fund may use futures, including U.S. Treasury futures, to manage duration (e.g., the Adviser may buy or sell U.S Treasury futures to bring the Fund’s duration closer to the duration of the Fund’s benchmark), increase or decrease its exposure to changing security prices or other factors that affect security values, enhance income, hedge against certain risks, or keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to a market.